LEASE LIABILITY (Disclosure of lease liability) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Lease liabilities [abstract]
Lease liability	$ 484,856	$ 614,120
Less: current portion	(151,129)	(129,264)
Long-term portion	$ 333,727	$ 484,856